Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues
Time charter revenues	$ 22,656	$ 27,677	$ 35,046
Voyage charter revenues	53,706	9,869	2,269
Other operating income	20,353	0	0
Total operating revenues	96,715	37,546	37,315
Operating expenses
Voyage expenses and commission	33,955	6,809	4,323
Ship operating expenses	18,676	7,897	7,608
Administrative expenses	5,037	4,937	4,259
Depreciation	19,561	11,079	11,117
Total operating expenses	77,229	30,722	27,307
Net operating income	19,486	6,824	10,008
Other income (expenses)
Interest income	29	41	106
Interest expense	(2,525)	(2,827)	(3,765)
Other financial items	(737)	(508)	(467)
Net other expenses	(3,233)	(3,294)	(4,126)
Net income from continuing operations	16,253	3,530	5,882
Net loss from discontinued operations	(258)	(7,433)	(59,311)
Net (loss) income	$ 15,995	$ (3,903)	$ (53,429)
Per share information:
Earnings per share from continuing operations: basic	$ 0.31	$ 0.14	$ 0.24
Earnings per share from continuing operations: diluted	$ 0.31	$ 0.14	$ 0.24
Loss per share from discontinued operations: basic	$ 0.00	$ (0.29)	$ (2.43)
Loss per share from discontinued operations: diluted	$ 0.00	$ (0.29)	$ (2.41)
Earnings (loss) per share: basic	$ 0.30	$ (0.15)	$ (2.19)
Earnings (loss) per share: diluted	$ 0.30	$ (0.15)	$ (2.17)
Cash distributions per share declared	$ 0.63	$ 0.70	$ 1.20